Prepayments and Other Non-Financial Assets	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Prepayments and Other Non-Financial Assets
18.
Prepayments and Other Non-Financial Assets

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Subscriber contract costs	26,906	28,817
Advances to suppliers and contractors	23,825	29,486
Prepaid taxes	5,228	6,968
Prepaid fees and licenses	1,947	2,084
Prepaid benefit costs (Note 25)	810	975
Prepaid repairs and maintenance	541	862
Prepaid rent	319	371
Prepaid insurance	145	144
Other prepayments	1,822	1,168
Other non-financial assets	1,134	1,029
	62,677	71,904
Less current portion of prepayments and other nonfinancial assets	16,191	9,975
Noncurrent portion of prepayments and other nonfinancial assets	46,486	61,929

Subscriber contract costs consist of the cost to obtain and cost to fulfill a contract with subscribers. Cost to obtain amounted to Php4,533 million and Php4,448 million as at December 31, 2025 and 2024, respectively. Amortization of cost to obtain presented under selling and promotions amounted to Php1,427 million, Php1,204 million and Php3,147 million for the years ended December 31, 2025, 2024 and 2023, respectively. Costs to fulfill amounted to Php22,373 million and
Php24,369 million as at December 31, 2025 and 2024, respectively. Amortization of cost to fulfill, which is presented under depreciation and amortization in the Income Statement, amounted to Php8,055 million, Php7,449 million and
Php11,789 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Advances to suppliers and contractors are non-interest bearing and are to be applied to contractors’ subsequent progress billings for projects.

Prepaid taxes include creditable withholding taxes and input VAT.

Prepaid fees and licenses include advance payments for NTC license fees and unexpired portion of fees paid to the NTC.